Loss Before Tax - Schedule of Loss Before Tax (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Loss Before Tax [Abstract]
- property, plant and equipment	RM 10,588,918	$ 2,604,900	RM 14,154,000	$ 3,159,375
- right-of-use assets	62,745	15,435	62,286	13,903
Amortisation of intangible asset	3,936,886	968,483	9,538,229	2,129,069
Directors’ remuneration (Note 20)	680,028		798,527
Loss on disposal/ strike-off of subsidiaries			159,008
Interest expense of lease liability	4,633	1,140	2,828	631
Rental of equipment			2,650
Short-term rental			732,659
Impairment loss on deposits			4,000,000
Waiver of debts			44,535
Property, plant and equipment written-off			15,864	3,541
Intangible assets written-off			290,004
Impairment loss on goodwill			754,291
Reversal of impairment on trade receivables			(94,000)	(20,982)
Interest income	RM (455,090)	$ (111,953)	RM (606,476)	$ (135,374)